Revenue and other group-wide disclosures - Analysis of Revenue by Major Collaboration Partner (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 1,551	SFr 415	SFr 4,289	SFr 3,465
Novartis AG, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 1,551	SFr 415	SFr 4,289	SFr 3,465